UNSECURED BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2019
UNSECURED BORROWINGS [Abstract]
Borrowings
	Balance as of
	September 30, 2019	December 31, 2018
	(dollars in thousands)
Outstanding principal balance:
2021 Notes	$325,000	$325,000
2024 Notes	300,000	300,000
Total outstanding principal balance	625,000	625,000
Unamortized debt discounts and loan costs	(6,029)	(7,336)
Unsecured borrowings, net	$618,971	$617,664